EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Net income per share:
SCHEDULE OF EARNINGS PER SHARE

Earnings per share for the Company was calculated based on the following:

	Year ended December 31,
	2025	2024
Net income for the year	$42,222	$164,484
Weighted average number of shares outstanding	89,849,385	88,438,988
Earnings per share – basic	$0.47	$1.86

	Year ended December 31,
	2025	2024
Net income for the year	$42,222	$164,484
Weighted average number of shares outstanding	89,849,385	88,438,988
Incremental shares from options, RSUs, DSUs and PSUs	2,347,706	625,000
Earnings per share – diluted	$0.46	$1.85

SCHEDULE OF COMPUTATION OF ANTI-DILUTIVE SHARES

The following securities could potentially dilute basic earnings per share in the future, but were not included in the computation of diluted earnings per share because they were anti-dilutive:

	2025	2024

Stock options	-	3,612,500
	-	3,612,500